SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Long-lived assets, Value added tax ("VAT"), Advertising and promotion expenses and Research and development costs (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of long-lived assets	$ 0	$ 0	$ 0
VAT percentage of revenue from services	6.00%
Advertising and promotion expenses	$ 11,925,499	3,500,611	2,358,494
Research and development costs	$ 2,816,991	$ 1,567,738	$ 895,993